INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
8. INTANGIBLE ASSETS

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	ACQUIRED TECHNOLOGY AND SOFTWARE	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	INTERNALLY DEVELOPED INTANGIBLES	TOTAL
Net book amount as of January 1, 2025	108,486	414	10,800	6,573	—	4,538	130,811
Additions	—	—	—	—	—	3,976	3,976
Business combinations (Note 5)	9,750	26,100	62,201	26,100	—	—	124,151
Impairment loss	(14,006)	—	—	—	—	—	(14,006)
Amortization charge (Note 20)	(847)	(3,416)	—	(6,298)	—	(2,031)	(12,592)
Translation differences	12,505	45	19	159	—	613	13,341
Net book amount as of December 31, 2025	115,888	23,143	73,020	26,534	—	7,096	245,681
Cost	124,186	26,600	73,020	38,877	3,863	12,132	278,678
Accumulated amortization	(8,298)	(3,457)	—	(12,343)	(3,863)	(5,036)	(32,997)
Net book amount as of December 31, 2025	115,888	23,143	73,020	26,534	—	7,096	245,681
Net book amount as of January 1, 2024	78,071	—	10,800	4,964	—	4,165	98,000
Additions including adjustments arising as a result of a change in estimate	35,626	471	—	4,638	271	1,914	42,920
Amortization charge (Note 20)	(55)	(31)	—	(2,944)	(271)	(1,278)	(4,579)
Translation differences	(5,156)	(26)	—	(85)	—	(263)	(5,530)
Net book amount as of December 31, 2024	108,486	414	10,800	6,573	—	4,538	130,811
Cost	115,091	444	10,800	11,936	3,788	7,142	149,201
Accumulated amortization	(6,605)	(30)	—	(5,363)	(3,788)	(2,604)	(18,390)
Net book amount as of December 31, 2024	108,486	414	10,800	6,573	—	4,538	130,811
Additions during the year ended December 31, 2025 include the assets from the OddsJam Acquisition and the Spotlight.Vegas Acquisition. The acquired intangible assets from the OddsJam Acquisition are categorized among domain names and related websites, customer contracts and customer bases, goodwill, and acquired technology. The acquired intangible assets from the Spotlight.Vegas Acquisition are categorized among domain names and related websites, goodwill, and acquired technology (additional information regarding the acquisition of intangible assets is disclosed in Note 5).
Additions during the year ended December 31, 2024 include the following:
a.On April 1, 2024, the Group acquired the Freebets.com Assets. The intangible assets were acquired for a total cost of $40,535 and are categorized between domain names and related websites, customer contracts and customer bases, and content assets. Total cash paid in relation to the acquisition of the Freebets.com Assets as of December 31, 2024 amounted to $30,603 (additional information regarding the acquisition of intangible assets is disclosed in Note 16).
b.Adjustments arising as a result of a change in estimates relate to the acquisition of the Freebets.com Assets. An amount of $3,164 is included in additions for the year ended December 31, 2024 (see Note 16).
As of December 31, 2025, domain names, mobile apps and related websites balance included a fully amortized mobile app with book value $7,298 (December 31, 2024: $6,470).
For the years ended December 31, 2025, 2024 and 2023, cash paid for intangible assets, other than those acquired in business combinations, and capitalized software developments was $4,568, $32,960 and $8,792, respectively.
The following table distinguishes finite and indefinite intangible assets as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Net book value of assets with finite useful lives
Customer contracts and customer bases	26,534	6,573
Acquired technology and software	23,143	414
Domain names, mobile apps and related websites	7,380	—
Internally developed intangibles	7,096	4,538
Total net book value of assets with finite useful lives	64,153	11,525
Net book value of assets with indefinite useful lives
Domain names and related websites	108,508	108,486
Goodwill	73,020	10,800
Total net book value of assets with indefinite useful lives	181,528	119,286
Total net book value of intangible assets	245,681	130,811
Remaining useful lives of significant assets with finite useful lives
As at December 31, 2025 and 2024, the remaining useful lives of significant assets with finite useful lives are as follows:

	Net book value		Remaining useful life (in years)
	2025	2024	2025	2024
OddsJam - customer bases	22,110	—	4 to 7 years	—
Rotowire - customer bases	4,050	4,388	12 years	13 years
OddsJam - acquired technology and software	20,301	—	4 to 7 years	—
Spotlight.Vegas - acquired technology	2,476	—	6 years	—
OddsJam - domain names and related websites	7,380	—	9 years	—
Internally developed intangibles	7,096	4,538	5 years	5 years
Total significant intangible assets	63,413	8,926

Impairment
As of December 31, 2025, the Group tested its digital marketing, fantasy data, sports data and ticketing indefinite-life intangible assets for impairment. For the purposes of impairment testing, goodwill was allocated as follows: $10,808 to the Digital Marketing CGU, $57,464 to the Sports Data CGU and $4,748 to the Ticketing CGU.
The carrying amount of intangible assets (excluding goodwill) with indefinite useful lives have been allocated to the Group’s CGUs as follows:

	As at December 31,
	2025	2024
Digital marketing - domain names and related websites	97,562	100,386
Fantasy data - domain names and related websites	8,100	8,100
Ticketing - domain names and related websites	1,550	—
Sports data - domain names and related websites	1,296	—
	108,508	108,486
The recoverable amount of the Digital Marketing CGU was determined with value in use calculations, and was based on projected cash flows for 2026-2028. Cash flows beyond the three-year period are extrapolated using revenue growth rates. For the period 2029-2032 revenue growth rates ranging between 4% and 5% were applied. From 2033 onwards, revenue growth was assumed to stabilize at a long-term sustainable rate of 3%, which is also consistent with the growth rate applied in determining the terminal value. The projected cash flows were discounted using a discount rate of 14.5%. The effective tax rate was estimated at 12.5%.
The recoverable amount of the fantasy data CGU was determined with value in use calculations, and was based on projected cash flows for 2026-2028. Cash flows beyond the three-year period are extrapolated using revenue growth rates. For the period 2029-2032 revenue growth rates ranging between 4% and 10% were applied. From 2033 onwards, revenue growth was assumed to stabilize at a long-term sustainable growth rate of 3%, which is also consistent with the growth rate applied in determining the terminal value. The projected cash flows were discounted using a discount rate of 14%. The effective tax rate was estimated at 24%.
The recoverable amount of the sports data CGU was determined with value in use calculations, and was based on projected cash flows for 2026-2028. Cash flows beyond the three-year period are extrapolated using revenue growth rates. For the period 2029-2032 revenue growth rates ranging between 4% and 8% were applied. From 2033 onwards, revenue growth was assumed to stabilize at a long-term sustainable growth rate of 3%, which is also consistent with the growth rate applied in determining the terminal value. The projected cash flows were discounted using a discount rate of 18%. The effective tax rate was estimated at 24%. As of December 31, 2025 the carrying value of scores.com domain of $1,296 was included within the Sports data cash-generating-unit, whereas as of December 31, 2024 it was included within the Digital Marketing CGU. Following the OddsJam Acquisition, the scores.com domain has been redesigned into a revenue-generating website powered by Optic Odds Data and Technology, which is the underlying reason for the reclassification of the asset to the Sports data CGU.
The recoverable amount of the ticketing CGU was determined with value in use calculations, and was based on projected cash flows for 2026-2028. Cash flows beyond the three-year period are extrapolated using revenue growth rates. For the period 2029-2035 revenue growth rates ranging between 4% and 9.5% were applied. From 2036 onwards, revenue growth was assumed to stabilize at a long-term sustainable growth rate of 3%, which is also consistent with the growth rate applied in determining the terminal value. The projected cash flows were discounted using a discount rate of 20%. The effective tax rate was estimated at 24%.
The methods for determining the significant inputs and assumptions are based on experience and expectations regarding market performance. The Group concluded that the recoverable amount is significantly in excess of the assets’ carrying amount for Digital Marketing CGU and Fantasy Data CGU, and accordingly a sensitivity analysis in this regard is not disclosed. For Sports Data CGU and Ticketing CGU, the management identified that the headroom between the carrying amount and the recoverable amount at the reporting date is lower than that observed for other CGUs. Therefore, a sensitivity analysis was performed to evaluate the robustness of the impairment assessment to reasonable possible changes in key assumptions. The Group concluded no impairment charges were necessary at the CGU level.

Sports Data CGU Sensitivity Analysis

As of December 31, 2025, the recoverable amount of the Sports Data CGU is estimated to exceed the carrying amount by $9,799 and was determined with value in use calculation. The value in use calculation is most sensitive to long-term EBITDA margin embedded in forecast cash flows, and the discount rate used. Long-term EBITDA margin is applied in the value in use calculation from 2033 onwards when growth is assumed to stabilize. The recoverable amount of this CGU would be equal to its carrying amount if the key assumptions were to change as follows:

	2025
	from	to
Long-term EBITDA margin	46%	41%
Discount rate	18%	19%

Ticketing CGU Sensitivity Analysis

As of December 31, 2025, the recoverable amount of the Ticketing CGU is estimated to exceed the carrying amount by $2,041 and was determined with value in use calculation. The value in use calculation is most sensitive to revenue growth embedded in forecast cash flows, and the discount rate used. Expected revenue growth is assumed to stabilize from 2036 onwards and is most sensitive in the forecast period between 2027 and 2028. The recoverable amount of this CGU would be equal to its carrying amount if the key assumptions were to change as follows:

	2025
	from	to
Revenue growth[1]	37%	23%
Discount rate	20%	23%
[1] Represents average annual growth rate for 2027 and 2028.

The annual impairment testing of indefinite-life intangibles is discussed in Notes 2 and 4.
As of December 31, 2025, the Group identified asset-specific indicators of impairment for three domains targeting the Finnish market that form part of the Digital Marketing CGU.
On December 16, 2025, the Finnish parliament approved the new Finnish Gambling Act which introduces a competitive licensing regime beginning July 2027 and restricts licensed operators from using affiliates in any manner. As a result of the adverse regulatory outlook in Finland, management has resolved not to allocate additional resources to the three domains targeting the Finnish market. As a result, management concluded that the assets are no longer expected to contribute meaningful future cash inflows to the Digital Marketing CGU and therefore they were assessed separately for impairment at the individual asset level. Both value in use and fair value less costs to sell were determined to be nil for the three domains. Accordingly, an impairment loss of $14,006 was recognized and presented within the Consolidated Statements of Comprehensive (Loss) Income, reducing the carrying amount of these domains to nil.